Form N-1A Supplement	Aug. 22, 2025
Capital Group Core Bond ETF | Capital Group Core Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Capital Group Fixed Income ETF Trust Prospectus Supplement August 22, 2025

For the following trust with the most recent summary and statutory prospectus (as supplemented to date):

Capital Group Core Bond ETF (CGCB) Capital Group Core Plus Income ETF (CGCP) Capital Group Short Duration Income ETF (CGSD)

Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Capital Group Fixed Income ETF Trust Prospectus Supplement August 22, 2025

For the following trust with the most recent summary and statutory prospectus (as supplemented to date):

Capital Group Core Bond ETF (CGCB) Capital Group Core Plus Income ETF (CGCP) Capital Group Short Duration Income ETF (CGSD)